UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       August 7, 2000

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                Title of                    Value          Invstmt Voting Aut
Name of Issuer   Class   CUSIP             (x$1000) Shares Dscretn   None

3Com Corp.        Com   885535104              8688  150766  Sole    150766
Actel Corp.       Com   004934105              7379  161727  Sole    161727
Advanced Polymer
Systems Inc.      Com   00754G102               181   48000  Sole     48000
Alaska Air Group  Com   011659109              5169  190550  Sole    190550
American Express  Com   025816109               365    6993  Sole      6993
Autozone          Com   053332102              3983  181065  Sole    181065
Bank of America   Com   060505104              2807   65281  Sole     65281
Boise Cascade     Com   097383103               282   10900  Sole     10900
Bristol Myers Sq  Com   110122108               336    5762  Sole      5762
Build. Materials
Holding Corp.     Com   120113105               882  100125  Sole    100125
Cardinal Health   Com   14149Y108              6420   86750  Sole     86750
Cascade Nat. Gas  Com   147339105               466   27900  Sole     27900
Chevron Corp.     Com   166751107               386    4553  Sole      4553
Citigroup         Com   172967101              4913   81542  Sole     81542
Clorox Companies  Com   189054109               269    6000  Sole      6000
Coastal Corporat  Com   190441105               250    4111  Sole      4111
Coca Cola Co.     Com   191216100              5596   97431  Sole     97431
EEX Corp.         Com   26842V108               347   59763  Sole     59763
Emerson Electric  Com   291011104              2990   49520  Sole     49520
Equity Oil        Com   294749106               161   56450  Sole     56450
Exxon Mobile      Com   30231G102               521    6638  Sole      6638
FLIR Systems      Com   302445101               415   63800  Sole     63800
First Indus.
Realty Trust      Com   32054K103               382   12950  Sole     12950
First Savings
Bank of WA.       Com   33748T104              1261   90476  Sole     90476
GTE Corp.         Com   362320103               244    3925  Sole      3925
Gap Stores        Com   364760108              3553  113700  Sole    113700
General Electric  Com   369604103              1286   24260  Sole     24260
Global Crossing
Limited           Com   G3921A100               391   14850  Sole     14850
HSB Group Inc.    Com   40428N109               311   10000  Sole     10000
HealthSouth       Com   421924101              3276  455800  Sole    455800
Home Properties
of N.Y.           Com   437306103               465   15500  Sole     15500
ICOS Corp.        Com   449295104              1242   28224  Sole     28224
Ikon Office Sol.  Com   451713101                58   15000  Sole     15000
Intel Corp.       Com   458140100              9779   73145  Sole     73145
IBM               Com   459200101              2958   26998  Sole     26998
Interwest Banc.   Com   460931108               265   18960  Sole     18960
Istar Financial   Com   45031U101              1532   73171  Sole     73171
JP Realty         Com   46624A106               824   46250  Sole     46250
Kaneb Services    Com   484170105               420  104900  Sole    104900
Kemper Interm.
Gov't Trust       Com   488413105               417   64800  Sole     64800
Keycorp           Com   493267108              1553   88100  Sole     88100
Keytronic         Com   493144109               665  221550  Sole    221550
Klamath First
Bancorp           Com   49842P103               123   10500  Sole     10500
LTV Corp.         Com   501921100              1900  660875  Sole    660875
Liberty Allstar
Equity Fund       Com   530158104               782   63531  Sole     63531
Mentor Graphics   Com   587200106              2456  123550  Sole    123550
Merck & Co.       Com   589331107               432    5634  Sole      5634
Microsoft         Com   594918104             18921  236513  Sole    236513
NCH Corp.         Com   628850109               268    7400  Sole      7400
Nordstrom         Com   655664100              7049  292198  Sole    292198
Office Depot      Com   676220106              5344  855103  Sole    855103
Officemax         Com   67622M108              4567  913341  Sole    913341
Oracle Corp.      Com   68389X105              3491   41530  Sole     41530
Pfizer Inc.       Com   717081103               380    7927  Sole      7927
Plum Creek Timb.  Com   729251108              1507   57950  Sole     57950
Putnam Master
Interm. Inc. Tr.  Com   746909100               336   53756  Sole     53756
Qualcomm          Com   747525103              4748   79140  Sole     79140
Rouse Co.         Com   779273101               895   36150  Sole     36150
Safeco            Com   786429100              2326  117020  Sole    117020
Semitool          Com   816909105               469   27100  Sole     27100
Shurgard Storage  Com   82567D104              2251  100035  Sole    100035
Starbucks         Com   855244109              9002  235740  Sole    235740
Sterling Finl.    Com   859319105              1192  103685  Sole    103685
Sun Microsystems  Com   866810104               209    2300  Sole      2300
Supervalu         Com   868536103               379   19900  Sole     19900
Tenet Healthcare  Com   88033G100               604   22360  Sole     22360
US Bancorp        Com   902973106              2644  137361  Sole    137361
Umpqua Holdings   Com   904214103               391   48900  Sole     48900
Union Pacific     Com   907818108              4590  123425  Sole    123425
UnumProvident Co  Com   91529Y106              2528  126025  Sole    126025
Wal-Mart          Com   931142103             10534  182798  Sole    182798
Washington Fed.
Savings & Loan    Com   938824109              1253   68680  Sole     68680
Washington Mut.
Savings Bank      Com   939322103             10088  349370  Sole    349370
Watchguard
Technologies Inc  Com   941105108               426    7750  Sole      7750
Wendy's Intl Inc  Com   950590109              3835  215300  Sole    215300
Western Prop. Tr  Com   959261108              1393  117290  Sole    117290
Weyerhauser       Com   962166104              9138  212508  Sole    212508
Willamette Ind.   Com   969133107               278   10204  Sole     10204
Wolverine World
Wide              Com   978097103              3772  382000  Sole    382000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   79

Form 13F Information Table Value $     204,189